Stock-based compensation - Stock-based compensation expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense
Total stock-based compensation	$ 4,606,000	$ 3,940,000	$ 251,000
Income tax benefit recognized	1,900,000	0	0
Total unrecognized compensation expense	$ 6,800,000
Estimated weighted average period over which expense is expected to be recognized	2 years 5 months 16 days
Stock options accounted for as liabilities
Stock-based compensation expense
Total stock-based compensation	$ 0	359,000	(229,000)
Research and development
Stock-based compensation expense
Total stock-based compensation	601,000	793,000	268,000
General and administration expense
Stock-based compensation expense
Total stock-based compensation	$ 4,005,000	$ 3,147,000	$ (17,000)